Contract assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Contract assets, beginning
[custom:ContractWithCustomerAssetAdditions]	10,811
Contract with customer asset cogs	8,053
Contract assets, ending	2,758
[custom:ContractWithCustomerAssetCogs]	(8,053)
Media [Member]
Disaggregation of Revenue [Line Items]
Contract assets, beginning
[custom:ContractWithCustomerAssetAdditions]	10,811
Contract with customer asset cogs	(8,053)
Contract assets, ending	2,758
[custom:ContractWithCustomerAssetCogs]	$ 8,053